INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 160,563	$ 157,779
Short-term interest-bearing bank deposits	208,385	211,877
Marketable securities	187,837	216,910
Trade accounts receivable, net of allowance of $753 and $576 at June 30, 2025 and December 31, 2024, respectively	138,407	139,318
Inventories	182,020	156,599
Other current assets	24,145	19,466
Total current assets	901,357	901,949
Non-current assets
Marketable securities	287,525	225,818
Interest-bearing bank deposits and restricted cash	11,897	7,847
Deferred tax assets	35,357	31,639
Severance pay funds	1,056	1,043
Operating lease right-of-use assets	52,440	51,193
Property, plant and equipment, net	92,019	81,746
Intangible assets, net	50,411	31,458
Goodwill	90,736	48,317
Other long-term assets	10,828	9,412
Total non-current assets	632,269	488,473
TOTAL ASSETS	1,533,626	1,390,422
Current liabilities
Convertible senior notes, net	149,967	180,564
Trade accounts payable	53,594	59,578
Deferred revenues	64,518	72,886
Operating lease current liabilities	6,972	7,169
Other current liabilities	75,902	68,033
Total current liabilities	350,953	388,230
Non-Current liabilities
Accrued severance pay	3,670	3,302
Operating lease long-term liabilities	52,294	48,363
Deferred tax liability	13,971	8,495
Other long-term liabilities	16,328	14,237
Total non-current liabilities	86,263	74,397
TOTAL LIABILITIES	437,216	462,627
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value - Authorized 60,000,000 shares at June 30, 2025 and December 31, 2024 ; Issued and Outstanding 29,652,464 and 29,278,401 at June 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	158,747	134,951
Accumulated other comprehensive income (loss)	6,404	(5,301)
Retained earnings	931,259	798,145
Total shareholders’ equity	1,096,410	927,795
Total liabilities and shareholders’ equity	$ 1,533,626	$ 1,390,422